Regulatory Assets And Liabilities (Components Of Regulatory Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,681		$ 1,771		$ 2,093
Carrying Amount, Regulatory Liabilities	570		447		305
Net regulatory asset	1,111		1,324		1,788
Bondco [Member]
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset	136		226		335
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Life of utility plant		Life of utility plant
Carrying Amount, Regulatory Liabilities	495		385		244
Investment Tax Credit and Protected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets			23
Remaining Rate Recovery/Amortization Period	Various		Various
Carrying Amount, Regulatory Liabilities	18		23		28
Over Collection of Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets			35	[1],[2]
Remaining Rate Recovery/Amortization Period	2 years	[1],[2]	2 years	[1],[3]
Carrying Amount, Regulatory Liabilities	37	[1],[2]	35	[1],[3]	33	[1],[3]
Net regulatory asset	37		35		33
Energy Efficiency Programs [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets			4	[1]
Remaining Rate Recovery/Amortization Period	Not applicable	[1]	Not applicable	[1]
Carrying Amount, Regulatory Liabilities	20	[1]	4	[1]
Generation Related Regulatory Assets Securitized by Transition Bonds [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	2 years	[1],[2]	2 years	[1],[3]
Carrying Amount, Regulatory Assets	183	[1],[2]	281	[1],[2],[3]	409	[1],[3]
Net regulatory asset	173		261		368
Employee Retirement Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years		6 years
Carrying Amount, Regulatory Assets	59		71		87
Employee Retirement Costs to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	[4],[5]	To be determined	[4],[5]
Carrying Amount, Regulatory Assets	241	[4],[5]	224	[4],[5]	186	[4],[5]
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	[1],[5],[6]	To be determined	[1],[5],[6]
Carrying Amount, Regulatory Assets	520	[1],[5],[6]	491	[1],[5],[6]	738	[1],[5],[6]
Self Insurance Reserve (Primarily Storm Recovery Costs) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years		6 years
Carrying Amount, Regulatory Assets	135		158		190
Self Insurance Reserve to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	[4],[5]	To be determined	[4],[5]
Carrying Amount, Regulatory Assets	206	[4],[5]	196	[4],[5]	128	[4],[5]
Securities Reacquisition Costs (Pre-Industry Restructure) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years		3 years
Carrying Amount, Regulatory Assets	26		32		41
Securities Reacquisition Costs (Post Industry Restructure) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Terms of related debt		Terms of related debt
Carrying Amount, Regulatory Assets	6		5		22
Recoverable Amounts In Lieu Of Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Life of related asset or liability		Life of related asset or liability
Carrying Amount, Regulatory Assets	19		42		71
Rate Review Expenses [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	[1]	Largely 2 years	[1],[3]
Carrying Amount, Regulatory Assets	4	[1]	4	[1],[3]	6	[1],[3]
Advanced Meter Customer Education Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	5 years		6 years
Carrying Amount, Regulatory Assets	7		8		10
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Largely 6 years		Largely 7 years
Carrying Amount, Regulatory Assets	129		146		152
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined		6 years
Carrying Amount, Regulatory Assets	101		62		2
Net regulatory asset			62		2
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	[1]	1 year	[1]
Carrying Amount, Regulatory Assets	25	[1]	12	[1]	9	[1]
Under Recovered Wholesale Transmission Service Expense - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year	[1]	1 year	[1]
Carrying Amount, Regulatory Assets	18	[1]	37	[1]	40	[1]
Energy Efficiency Programs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period			Not applicable	[1]
Carrying Amount, Regulatory Assets					1	[1]
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various		Various
Carrying Amount, Regulatory Assets	$ 2		$ 2		$ 1

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Bondco net regulatory assets of $136 million at September 30, 2014 consisted of $173 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million. Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million
[3]	Bondco net regulatory assets of $226 million at December 31, 2013 consisted of $261 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $35 million. Bondco net regulatory assets of $335 million at December 31, 2012 consisted of $368 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.In August 2011, the PUCT issued a final order in our rate review filed in January 2011. The rate review included a determination of the recoverability of regulatory assets at June 30, 2010, including the recoverability period of those assets deemed allowable by the PUCT.In accordance with the PUCT’s August 2009 order in our rate review, the remaining net book value and the approved amount of removal cost of existing conventional meters that were replaced by advanced meters are being charged to depreciation and amortization expense over an 11-year cost recovery period.In September 2008, the PUCT approved a settlement for us to recover our estimated future investment for advanced metering deployment. We began billing the AMS surcharge in the January 2009 billing month cycle. The surcharge is expected to total $1.023 billion over the 11-year recovery period and includes a cost recovery factor of $2.19 per month per residential retail customer and $2.39 to $5.15 per month for non-residential retail customers. We account for the difference between the surcharge billings for advanced metering facilities and the allowable revenues under the surcharge provisions, which are based on expenditures and an allowed return, as a regulatory asset or liability. Such differences arise principally as a result of timing of expenditures. As indicated in the table above, the regulatory asset at December 31, 2013 and 2012 totaled $62 million and $2 million, respectively.As a result of purchase accounting, in 2007 the carrying value of certain generation-related regulatory assets securitized by transition bonds, which have been reviewed and approved by the PUCT for recovery but without earning a rate of return, was reduced by $213 million. This amount will be accreted to other income over the recovery period remaining at October 10, 2007 (approximately nine years). See Note 11 for information regarding nuclear decommissioning cost recovery.
[4]	Costs incurred since the period covered under the last rate review.
[5]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[6]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.